CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Parenthetical) (Details)	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 ¥ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 ¥ / shares shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary Equity, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized (in shares)	1,720,000,000	1,720,000,000	1,000,000,000	1,000,000,000
Temporary Equity, Shares Issued (in shares)	1,151,221,338	1,151,221,338	400,524,323	400,524,323
Temporary Equity, Shares Outstanding (in shares)	1,151,221,338	1,151,221,338	400,524,323	400,524,323
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	8,280,000,000	8,280,000,000	9,000,000,000	9,000,000,000
Ordinary shares, shares issued (in shares)	1,410,826,415	1,410,826,415	1,186,854,720	1,186,854,720
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	1,370,016,554	1,370,016,554	1,146,044,859	1,146,044,859	1,071,621,698	846,857,596	846,807,530	839,850,038
Ordinary shares, shares outstanding (in shares)	1,370,016,554	1,370,016,554	1,146,044,859	1,146,044,859	1,071,621,698	846,857,596	846,807,530	839,850,038
Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	40,809,861	40,809,861	40,809,861	40,809,861	40,809,861	40,809,861	40,809,861	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861	40,809,861	40,809,861	40,809,861	40,809,861	40,809,861	40,809,861	40,809,861
Reportable Legal Entities | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary Equity, par value (in dollars per share) | ¥ / shares		¥ 0.0001		¥ 0.0001
Temporary Equity, Shares Authorized (in shares)	1,720,000,000	1,720,000,000	1,000,000,000	1,000,000,000
Temporary Equity, Shares Issued (in shares)	1,151,221,338	1,151,221,338	400,524,323	400,524,323
Temporary Equity, Shares Outstanding (in shares)	1,151,221,338	1,151,221,338	400,524,323	400,524,323
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001
Ordinary shares, shares authorized (in shares)	8,280,000,000	8,280,000,000	9,000,000,000	9,000,000,000
Reportable Legal Entities | Parent Company | Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	1,370,016,554	1,370,016,554	1,146,044,859	1,146,044,859
Ordinary shares, shares outstanding (in shares)			31	31
Reportable Legal Entities | Parent Company | Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	40,809,861	40,809,861	40,809,861	40,809,861